Average Annual Total Returns - FidelityContrafundK6-PRO - FidelityContrafundK6-PRO - Fidelity Contrafund K6	Mar. 01, 2025
Fidelity Contrafund K6 | Return Before Taxes
Average Annual Return:
Past 1 year	35.37%
Past 5 years	17.14%
Since Inception	16.60%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	14.35%

[1]	A From May 25, 2017 .